Average Annual Total Returns - AB All Market Income Portfolio		Feb. 26, 2021	Feb. 25, 2021
Advisor Class
Average Annual Return:
1 Year		(3.47%)
5 Years		5.43%
Since Inception	[1]	4.48%
Inception Date		Dec. 18, 2014
Class A
Average Annual Return:
1 Year	[2]	(7.74%)
5 Years	[2]	4.26%
Since Inception	[1],[2]	3.48%
Inception Date	[2]	Dec. 18, 2014
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	[2]		(9.21%)
5 Years	[2]		2.32%
Since Inception	[1],[2]		1.59%
Inception Date	[2]		Dec. 18, 2014
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	[2]		(4.55%)
5 Years	[2]		2.58%
Since Inception	[1],[2]		2.00%
Inception Date	[2]		Dec. 18, 2014
Class C
Average Annual Return:
1 Year		(5.30%)
5 Years		4.40%
Since Inception	[1]	3.45%
Inception Date		Dec. 18, 2014

[1]	Inception date for all Classes is 12/18/14.
[2]

After-tax returns:

–Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;–Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.